Cover	Apr. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 25, 2023
Entity File Number	001-38646
Entity Registrant Name	Dow Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1128146
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
City Area Code	989
Local Phone Number	636-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q1
Entity Central Index Key	0001751788